Finance Lease (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Minimum lease payments	$ 157,047
Less: Amortization of discount	13,173	$ 23,141
Finance lease obligation	143,874	$ 187,750
2020 [Member]
Minimum lease payments	53,845
Less: Amortization of discount	7,290
Finance lease obligation	46,555
2021 [Member]
Minimum lease payments	53,845
Less: Amortization of discount	4,449
Finance lease obligation	49,396
2022 [Member]
Minimum lease payments	49,357
Less: Amortization of discount	1,434
Finance lease obligation	$ 47,923